Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 196,958	$ 195,816	$ 167,547
SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,627	184,095	157,678
Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,798	11,721	9,869
Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	533	0	0
A point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,798	11,721	9,869
A point in time [Member] | SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
A point in time [Member] | Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,798	11,721	9,869
A point in time [Member] | Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	185,160	184,095	157,678
Over time [Member] | SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,627	184,095	157,678
Over time [Member] | Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Over time [Member] | Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	533	0	0
SpiderNet ecosystem solutions services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,627	184,095	157,678
SpiderNet ecosystem solutions services [Member] | SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,627	184,095	157,678
SpiderNet ecosystem solutions services [Member] | Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
SpiderNet ecosystem solutions services [Member] | Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Insurance brokerage services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,798	11,721	9,869
Insurance brokerage services [Member] | SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Insurance brokerage services [Member] | Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,798	11,721	9,869
Insurance brokerage services [Member] | Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	$ 0	$ 0
Digital media, content, and marketing services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	533
Digital media, content, and marketing services [Member] | SpiderNet ecosystem solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Digital media, content, and marketing services [Member] | Digital financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Digital media, content, and marketing services [Member] | Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 533